Debt and Credit Facilities - Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Debt and Credit Facilities
Total unsecured long term debt	$ 10,045.0		$ 10,405.0
Deferred financing costs	(58.0)		(60.0)
Total debt	9,987.0		10,345.0
Current portion of long-term debt	(973.0)		(997.0)
Total long-term debt	$ 9,014.0		$ 9,348.0
5.60% Series 9 Medium Term Notes, due 2025
Debt and Credit Facilities
Interest rate	5.60%	5.60%	5.60%	5.60%
Total unsecured long term debt			$ 1,000.0
7.875% Debentures, due 2026
Debt and Credit Facilities
Interest rate	7.875%	7.875%	7.875%	7.875%
Principal amount	$ 275.0		$ 275.0
Total unsecured long term debt	$ 377.0		$ 396.0
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	3.00%	3.00%	3.00%	3.00%
Total unsecured long term debt	$ 96.0		$ 96.0
5.40% Series 10 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	5.40%	5.40%	5.40%	5.40%
Total unsecured long term debt	$ 500.0		$ 500.0
8.20% Notes, due 2027
Debt and Credit Facilities
Interest rate	8.20%	8.20%	8.20%	8.20%
Principal amount		$ 43		$ 43
Total unsecured long term debt	$ 59.0		$ 62.0
2.95% Series 11 Medium Term Notes, due 2027
Debt and Credit Facilities
Interest rate	2.95%	2.95%
Principal amount	$ 500.0
Total unsecured long term debt	$ 500.0
7.00% Debentures, due 2028
Debt and Credit Facilities
Interest rate	7.00%	7.00%	7.00%	7.00%
Principal amount		$ 250		$ 250
Total unsecured long term debt	$ 343.0		$ 360.0
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate			3.10%	3.10%
Total unsecured long term debt	$ 65.0		$ 65.0
5.00% Series 7 Medium Term Notes, Due 2030
Debt and Credit Facilities
Interest rate	5.00%	5.00%	5.00%	5.00%
Total unsecured long term debt	$ 154.0		$ 154.0
3.55% Series 12 Medium Term Notes, due 2030
Debt and Credit Facilities
Interest rate	3.55%	3.55%
Principal amount	$ 500.0
Total unsecured long term debt	$ 500.0
7.15% Notes, due 2032
Debt and Credit Facilities
Interest rate	7.15%	7.15%	7.15%	7.15%
Principal amount		$ 500		$ 500
Total unsecured long term debt	$ 686.0		$ 720.0
5.35% Notes, due 2033
Debt and Credit Facilities
Interest rate	5.35%	5.35%	5.35%	5.35%
Principal amount		$ 91		$ 91
Total unsecured long term debt	$ 123.0		$ 130.0
5.95% Notes, due 2034
Debt and Credit Facilities
Interest rate	5.95%	5.95%	5.95%	5.95%
Principal amount		$ 500		$ 500
Total unsecured long term debt	$ 686.0		$ 720.0
5.95% Notes, due 2035
Debt and Credit Facilities
Interest rate	5.95%	5.95%	5.95%	5.95%
Principal amount		$ 178		$ 178
Total unsecured long term debt	$ 243.0		$ 257.0
5.39% Series 4 Medium Term Notes, due 2037
Debt and Credit Facilities
Interest rate	5.39%	5.39%	5.39%	5.39%
Total unsecured long term debt	$ 279.0		$ 279.0
6.80% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.80%	6.80%	6.80%	6.80%
Principal amount	$ 621.0		$ 621.0
Total unsecured long term debt	$ 852.0		$ 895.0
6.50% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.50%	6.50%	6.50%	6.50%
Principal amount		$ 476		$ 476
Total unsecured long term debt	$ 652.0		$ 685.0
6.85% Notes, due 2039
Debt and Credit Facilities
Interest rate	6.85%	6.85%	6.85%	6.85%
Principal amount		$ 750		$ 750
Total unsecured long term debt	$ 1,029.0		$ 1,080.0
6.00% Notes, due 2042
Debt and Credit Facilities
Interest rate	6.00%	6.00%	6.00%	6.00%
Principal amount		$ 32		$ 32
Total unsecured long term debt	$ 43.0		$ 46.0
4.34% Series 5 Medium Term Notes, due 2046
Debt and Credit Facilities
Interest rate	4.34%	4.34%	4.34%	4.34%
Total unsecured long term debt	$ 300.0		$ 300.0
4.00% Notes, due 2047
Debt and Credit Facilities
Interest rate	4.00%	4.00%	4.00%	4.00%
Principal amount		$ 750		$ 750
Total unsecured long term debt	$ 1,029.0		$ 1,080.0
3.95% Series 8 Medium Term Notes, due 2051
Debt and Credit Facilities
Interest rate	3.95%	3.95%	3.95%	3.95%
Total unsecured long term debt	$ 500.0		$ 500.0
3.75% Notes, due 2051
Debt and Credit Facilities
Interest rate	3.75%	3.75%	3.75%	3.75%
Principal amount		$ 750		$ 750
Total unsecured long term debt	$ 1,029.0		$ 1,080.0